Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Contract liabilities [abstract]
Summary of contract liabilities

	2022	2021
	£m	£m
Current	130	66
Non-current	1,342	1,094
	1,472	1,160

Explanation of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2022	2021
	£m	£m
As at 1 April	1,160	1,158
Exchange adjustments	29	(65)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(53)	(96)
Increases due to cash received, excluding amounts recognised as revenue during the period	510	262
Reclassification to held for sale (note 10)	(174)	(99)
At 31 March	1,472	1,160